LONG-TERM DEBT - MORTGAGE (Narrative) (Details) - USD ($)	Jan. 09, 2015	Jul. 31, 2018	Jul. 31, 2017
Debt maturing in 2019		$ 168,501
Debt maturing in 2020		5,298,610
Carrying value of properties collateralizing debt		$ 22,280,525
Bond St. Building Brooklyn, NY Two [Member]
Closed bank liabilities	$ 6,000,000
Additional loans	652,274
Amount outstanding	$ 5,347,726
Term of loan	5 years
Amortization period of loan	25 years
Interest rate, percent	3.54%	3.54%	3.54%